Cover	Jul. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2022
Entity File Number	000-11777
Entity Registrant Name	Direct Investment Holdings Group Inc.
Entity Central Index Key	0000726516
Entity Tax Identification Number	95-6799846
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	150 S. Pine Island Rd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33324
City Area Code	(855)
Local Phone Number	456-9782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	FEPI
Entity Emerging Growth Company	false